Debt (Details 2) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 248,776,271	$ 223,175,395
Add: Current portion of long term debt	1,427,773	1,215,885
Total current debt	250,204,044	224,391,280
Working capital loans
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	231,782,800	205,272,318
Debt from Mr. Karan A. Chanana and affiliates
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	16,394,751	17,903,077
Debt from Other Body Corporates
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 598,720	$ 0